SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
North Water Investment Group Holdings Limited [Member]
Restructuring Cost and Reserve [Line Items]
SEGMENT INFORMATION

17. SEGMENT INFORMATION

Reportable segments

The Group operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Group’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Group has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of segment profit or loss

The CODM reviews financial information on a consolidated basis, using Net (Loss) Income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve continued growth. Net (Loss) Income is defined as revenues less operating expenses, other segment items (including interest income, other income and other expenses), and income taxes.

Significant segment expense categories provided to the CODM

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the years ended December 31,
	2023	2024	2024
	HK$	HK$	US$

Revenues	170,284	5,978,961	773,125

Allowance for credit losses	-	(67,263)	(8,698)
Employee compensation and benefits	(1,173,400)	(1,404,059)	(181,555)
Other general and administrative expenses	(824,616)	(1,465,993)	(189,564)

Other segment income, net	752,933	305,629	39,520

Income tax expense	-	-	-

Net (loss) income	(1,074,799)	3,347,275	432,828

The following table presents revenues by geographic area based on the location where services are provided:

	For the years ended December 31,
	2023	2024	2024
	HK$	HK$	US$

Hong Kong	170,284	5,978,961	773,125
Total revenues	170,284	5,978,961	773,125

Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
SEGMENT INFORMATION

20.	SEGMENT INFORMATION

Reportable segments

The Group operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Group’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Group has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of segment profit or loss

The CODM reviews financial information on a consolidated basis, using Net (loss) income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve continued growth. Net (loss) income is defined as revenues less operating expenses, other segment items (including interest income, other income and other expenses), and income taxes.

As the CODM reviews results on a consolidated basis, the segment profit (loss) is consistent with the consolidated profit (loss) presented in the unaudited condensed consolidated statements of comprehensive income. The CODM does not review discrete financial information for the Group’s assets or liabilities; accordingly, no separate segment assets or liabilities are disclosed.

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)

20.	SEGMENT INFORMATION (Continued)

Significant segment expense categories provided to the CODM

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

Other segment income primarily comprises interest income and miscellaneous gains or losses.

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Revenues	5,208,085	8,418,642	1,076,552

Allowance for credit losses	-	-	-
Employee compensation and benefits	(563,100)	(1,592,338)	(203,624)
Information costs	(203,728)	(142,894)	(18,273)
Introduction fees	-	(761,556)	(97,385)
Lease expenses	-	(995,834)	(127,345)
Legal and professional fees	(25,000)	(580,772)	(74,268)
Rates and building management fees	(29,266)	(243,796)	(31,176)
Other general and administrative expenses	(83,331)	(281,557)	(36,004)

Other segment income, net	204,228	72,915	9,323

Income tax expense	-	-	-

Net income	4,507,888	3,892,810	497,800

The following table presents revenues by geographic area based on the location where services are provided:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Hong Kong	5,208,085	8,418,642	1,076,552